Long-Term Investments	12 Months Ended
Dec. 31, 2021
Equity Method Investments And Joint Ventures [Abstract]
Long-Term Investments
9.	LONG-TERM INVESTMENTS

The Group made investments in three limited partnerships and two private companies, and accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees. The Group reviewed the investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group recorded its shares of loss at RMB136, gain at RMB1,349 and loss at RMB4,886 in these investments for the years ended December 31, 2019, 2020 and 2021, respectively. The Group recorded nil, RMB882, and RMB5,000 impairment loss for its long-term investments for the years ended December 31, 2019, 2020, and 2021, respectively. The long-term investment committed but not yet paid amounted to RMB9,840 as of December 31, 2021.